Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	161,085,195.66	15,097
Yield Supplement Overcollateralization Amount 10/31/16	2,772,118.71	0
Receivables Balance 10/31/16	163,857,314.37	15,097
Principal Payments	8,249,493.33	257
Defaulted Receivables	284,805.74	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	2,522,079.61	0
Pool Balance at 11/30/16	152,800,935.69	14,821

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	19.62%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	5.03%
Weighted Average Remaining Term	28.92

Delinquent Receivables:
Past Due 31-60 days	4,157,571.90	279
Past Due 61-90 days	788,729.91	52
Past Due 91-120 days	159,327.08	13
Past Due 121+ days	0.00	0
Total	5,105,628.89	344

Total 31+ Delinquent as % Ending Pool Balance	3.34%

Recoveries	267,330.77

Aggregate Net Losses/(Gains) - November 2016	17,474.97

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.13%
Prior Net Losses Ratio	0.34%
Second Prior Net Losses Ratio	1.32%
Third Prior Net Losses Ratio	0.48%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.57%

Flow of Funds	$ Amount

Collections	8,967,297.66
Advances	1,753.99
Investment Earnings on Cash Accounts	2,560.27
Servicing Fee	(136,547.76)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,835,064.16

Distributions of Available Funds
(1) Class A Interest	140,138.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	670,081.52
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	388,292.36
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,835,064.16

Servicing Fee	136,547.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 11/15/16	153,471,017.21
Principal Paid	8,284,259.97
Note Balance @ 12/15/16	145,186,757.24

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-3
Note Balance @ 11/15/16	28,186,017.21
Principal Paid	8,284,259.97
Note Balance @ 12/15/16	19,901,757.24
Note Factor @ 12/15/16	8.4688329%

Class A-4
Note Balance @ 11/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	109,676,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	15,609,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	162,511.83
Total Principal Paid	8,284,259.97
Total Paid	8,446,771.80

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	19,495.33
Principal Paid	8,284,259.97
Total Paid to A-3 Holders	8,303,755.30

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2183462
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1304943
Total Distribution Amount	11.3488405

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0829589
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.2521701
Total A-3 Distribution Amount	35.3351290

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	80.89
Noteholders' Principal Distributable Amount	919.11

Account Balances	$ Amount

Advances
Balance as of 10/31/16	36,980.63
Balance as of 11/30/16	38,734.62
Change	1,753.99

Reserve Account
Balance as of 11/15/16	1,903,544.61
Investment Earnings	468.13
Investment Earnings Paid	(468.13)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61